Related undertakings - Associated undertakings and joint arrangements (Details) - 12 months ended Mar. 31, 2021 € in Millions, Ksh in Millions	KES (Ksh)	EUR (€)
Associated undertakings and joint arrangements
Proportion of ownership interest in subsidiary	81.05%
AAPT Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
ACN 088 889 230 Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
ACN 139 798 404 Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Adam Internet Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Adam Internet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Agile Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Alchemyit Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Blue Call Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Cable Licence Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Chariot Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Chime Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Connect Internet Solutions Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Connect West Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Destra Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Contracts Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Investments Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Digiplus Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
FTTB Wholesale Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
H3GA Properties (No.3) Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Hosteddesktop.com Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iHug Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iiNet (Ozemail) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iiNet Labs Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
iiNet Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Internode Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IntraPower Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Intrapower Terrestrial Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IP Group Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
IPN Services Xchange Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Jiva Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Kooee Comms Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Kooee Mobile Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Kooee Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mercury Connect Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobile JV Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobileworld Communications Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Mobileworld Operating Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Netspace Online Systems Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Numillar IPS Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Orchid Human Resources Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE International (Australia) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE Networks Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PIPE Transmission Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PowerTel Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Request Broadband Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Contracts Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Soul Pattinson Telecommunications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
SPT Telecommunications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
SPTCom Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Telecom Enterprises Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Telecom New Zealand Australia Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Corporation Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Energy Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Internet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG JV Company Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Network Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG Telecom Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Broadcasting Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Capital Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Victoria Communications Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TransACT Victoria Holdings Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Transflicks Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Trusted Cloud Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Trusted Cloud Solutions Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Value Added Network Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Virtual Desktop Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Foundation Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Hutchison Finance Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Receivables Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Hutchison Spectrum Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Network Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Vodafone Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
VtalkVoip Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Westnet Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
PPC 1 Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
COOP Mobil s.r.o.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Wataneya Telecommunications S.A.E
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
MNP Deutschland Gesellschaft Burgerlichen Rechts
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Verwaltung "Urbana Teleunion" Rostock GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	38.38%
Safenet N.P,A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	24.97%
Tilegnous IKE
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.29%
Victus Networks S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	49.94%
Vodafone Foundation
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	43.72%
Vodafone Idea Technology Solutions Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Communications Systems Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Shared Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone m-pesa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
You Broadband India Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Indus Towers Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	28.12%
FireFly Networks Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.79%
Aditya Birla Idea Payments Bank Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.75%
Connect (India) Mobile Technologies Private Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Manpower Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	43.86%
Vodafone Idea Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Business Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Telecom Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Siro Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Infrastrutture Wireless Italiane S.p.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	26.89%
Safaricom PLC
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	26.13%
M-PESA Africa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	43.31%
Tomorrow Street SCA
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zoranet Connectivity Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Libertel B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Esprit Telecom B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
FinCo Partner 1 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo V B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VI B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE Holdco VII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VIII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Financial Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Ziggo Group B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Group Holding B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ FinCo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ PropCo B V
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
XB Facilities B V
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Deelnemingen B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Finance 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Real Estate B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Netwerk 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Zakelijk Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
ZUM B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Liberty Global Content Netherlands B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zesko B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Bond Company B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
iiNet (New Zealand) AKL Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
TPG (NZ) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Orchid Cybertech Services Inc
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Dualgrid Gesto de Redes Partilhadas, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Sport TV Portugal, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Netgrid Telecom SRL
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Autoconnex Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	35.00%
Waterberg Lodge (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.25%
K2019102008 (South Africa) (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	43.31%
Vodacom Trust Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Digital Mobile Spectrum Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Cable and Wireless Trade Mark Management Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Cornerstone Telecommunications Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	40.53%
Vodafone Hutchison Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LG Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
PPC 1 (US) Inc.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.05%
Ziggo Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Safaricom Limited
Associated undertakings and joint arrangements
Fair value of investment in associate	Ksh 1,450,000	€ 11,282
Vodacom Group Limited
Associated undertakings and joint arrangements
Proportion of ownership interest in subsidiary	60.50%